Risks (Tables)	12 Months Ended
Dec. 31, 2021
Risks [abstract]
Disclosure of liquidity risk

in 000€	Less than 1 year	2 to 3 years	4-5 years	More than 5 years	Total
At December 31, 2021
Loans & borrowings	19,081	41,590	19,587	14,901	95,159
Lease liabilities	3,496	3,790	946	1,102	9,334
Trade payables	20,171	—	—	—	20,171
Other current liabilities	750	—	—	—	750
Total	43,498	45,380	20,533	16,003	125,414

	Less than 1 year	2 to 3 years	4-5 years	More than 5 years	Total
At December 31, 2020
Loans & borrowings	15,335	36,819	34,928	23,565	110,647
Lease liabilities	3,831	4,850	1,570	1,420	11,671
Trade payables	17,698	—	—	—	17,698
Other current liabilities	3,798	—	—	—	3,798
Total	40,662	41,669	36,498	24,985	143,814

	Less than 1 year	2 to 3 years	4-5 years	More than 5 years	Total
At December 31, 2019
Loans & borrowings	14,300	33,034	41,672	34,447	123,453
Lease liabilities	3,685	4,907	1,040	720	10,352
Trade payables	18,517	—	—	—	18,517
Other current liabilities	4,063	—	—	—	4,063
Total	40,565	37,941	42,712	35,167	156,385

Disclosure of aging of trade receivables

in 000€	Total	Non-due	Less than 30 days	31-60 days	61-90 days	91-180 days	More than 181 days
December 31, 2021	41,541	34,002	4,199	1,634	426	611	669
December 31, 2020	30,871	25,707	3,176	858	423	327	380
December 31, 2019	40,977	31,528	4,924	2,094	733	981	717